Fair value	6 Months Ended
Sep. 30, 2023
Fair value
17. Fair value
Fair value measurements
ASC 820, “Fair Value
Measurement
” (“ASC 820”), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In addition, ASC 820 precludes (1) the deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) the use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy
ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value
:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market prices are available, the fair values of debt securities and over-the-counter
derivative contracts in this category are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
Valuation process
The MHFG Group has established valuation policies which govern the principles of fair value measurements and the authority and duty of each department. The Group has also established procedure manuals which describe valuation techniques and related inputs for determining the fair values of various financial instruments. The policies require that the measurement of fair values be carried out in accordance with the procedures performed by the risk management departments or the back offices which are independent from the front offices. The policies also require the risk management departments to assess whether the valuation methodologies defined in the procedure manuals are fair and proper and the internal audit departments to periodically review the compliance with the procedures throughout the Group. Although the valuation methodologies and related inputs are consistently applied from period to period, a change in the market environment sometimes leads to a change in the valuation methodologies and the inputs. For instance, a change in market liquidity due to a delisting or a new listing is one of the key drivers of revisions to the valuation methodologies and the inputs. The key drivers also include the availability or the lack of market observable inputs and the development of new valuation methodologies. Price verification performed through the Group’s internal valuation process has an important role in identifying whether the valuation methodologies and the inputs need to be changed. The internal valuation process over the prices broker-dealers provide, primarily for Japanese securitization products, is described in more detail below in
Available-for-sale
securities
. A change in the valuation methodologies and/or the inputs requires the revision of the valuation policies and procedure manuals, which is required to be approved by the appropriate authority, either the CEO, the head of risk management, and/or the head of accounting, depending on the nature and characteristics of the change.
The following is a description of valuation methodologies and inputs used
for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the six months ended September 30, 2023, there were no significant changes made to the Group’s valuation techniques and related inputs.
Trading securities and trading securities sold, not yet purchased
When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and equity securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market prices are available, the Group estimates fair values by using pricing models with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquid market conditions exist for securities, the quoted prices are stale or the prices from independent sources vary significantly, such securities are generally classified in Level 3 of the fair value hierarchy. The fair values of securitization products such as RMBS, CMBS, ABS, and CLO are determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, prepayment rates, and discount rates. Though most securitization products are classified in Level 2, if the significant inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.
Hedge funds the Group invests in are primarily multi strategy funds that employ a fundamental bottom-up
investment approach across various asset classes globally. Hedge funds are measured at the net asset value (“NAV”) per share and the Group has the ability to redeem its investment with the investees at the NAV per share at the measurement date or within the near term. Private equity funds have specific investment objectives in connection with their acquisition of equity interests in new and emerging firms in need of capital. Employing venture capital strategies, they provide financing and other support to start-up
businesses, medium and small entities in particular geographical areas, and to companies with certain technologies or companies in high-growth industries. Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. Private equity funds and real estate funds are measured using the NAV per share practical expedient and the Group does not have the ability to redeem its investment in the investees at the NAV per share at the measurement date or within the near term. It is estimated that the underlying assets of the funds would be liquidated within a ten-year
period.
Derivative financial instruments
Exchange-traded derivatives are valued using quoted market prices and consequently are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter
and are valued using internal valuation techniques as no quoted market prices are available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary by the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy. In addition, the Group records credit-risk valuation adjustments on over-the-counter
derivatives to reflect the credit quality of its counterparties. The
Group
calculates these credit-risk valuation adjustments using modeled expected exposure, and default probabilities and severity factors that are developed from market credit spreads and other related market information. Also, the Group records funding valuation adjustments to reflect the impact of funding on uncollateralized over-the-counter
derivatives and derivatives where the Group is not permitted to use the collateral received, and is recognized where there is evidence that a market participant would incorporate the adjustment into the transfer of the instrument. The Group calculates these funding valuation adjustments incorporating the expected future funding requirements arising from the Group’s positions and the estimated market funding cost which considers the Group’s credit risk. The Group measures these valuation adjustments based on net exposure of a group of financial assets and financial liabilities to credit risk.
Available-for-sale
securities
The fair values of
available-for-sale
securities are determined primarily using the same procedures described under trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement bonds are classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair values of securitization products such as RMBS, CMBS and ABS are generally based upon single non-binding
quoted prices from broker-dealers. Such quotes are validated through the Group’s internal processes and controls. In rare instances where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts those prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flows of the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS and ABS, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters provided by brokers such as the cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the Group validates broker quotes through a review process that includes the investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most securitization products are classified in Level 2, if the significant inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.
Equity securities
Equity securities mainly consist of marketable equity securities. The fair values of the marketable equity securities are based upon quoted market prices for identical equity securities trading as securities in an active market. Equity securities also include investments in certain investment funds measured using the NAV per share practical expedient including private equity funds and real estate funds. These securities are determined primarily using
the same procedures described under
Trading securities and trading securities sold, not yet purchased above.
Other investments
Other investments consist of
investments
held by consolidated investment companies. These companies typically hold investments in marketable and non-marketable
equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable
equity
securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of identical securities, if applicable. Thereafter, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities.
Non-marketable
equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risk is unobservable.
Long-term debt and Other short-term borrowings
Fair value accounting is elected for certain debt instruments with embedded derivatives. The fair values are determined using a discounted cash flow model that considers the embedded derivatives and the terms and payment structures of the notes. The fair values of the derivatives embedded in such notes are primarily derived by using the same procedures described in
Derivative financial instruments
above. Such notes are classified in Level 2 or Level 3 depending on the observability of the significant inputs into the model used to determine the fair value of the embedded derivatives. The Group also measures certain notes that contain embedded derivatives at fair value under the practicability exception. For these instruments, fair value is based on quoted prices for identical debt traded as a security in inactive markets. These instruments are classified in Level 2 of the fair value hierarchy.

Items measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis at March 31, 2023 and September 30, 2023, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2023	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,187	7	—	1,194
Japanese local government bonds	—	138	—	138
U.S. Treasury bonds and federal agency securities	1,917	1,377	—	3,294
Other foreign government bonds	658	786	—	1,444
Agency mortgage-backed securities	—	5,309	—	5,309
Certificates of deposit and commercial paper	—	516	—	516
Corporate bonds and other (2)	—	2,406	47	2,453
Equity securities	1,859	370	21	2,250
Trading securities measured at net asset value (3)				111
Derivative financial instruments:
Interest rate contracts	218	8,103	53	8,374
Foreign exchange contracts	—	4,200	22	4,222
Equity-related contracts	39	73	33	145
Credit-related contracts	—	143	1	144
Other contracts	15	12	20	47
Available-for-sale securities:
Japanese government bonds	15,771	678	—	16,449
Japanese local government bonds	—	555	—	555
U.S. Treasury bonds and federal agency securities	376	—	—	376
Other foreign government bonds	322	986	—	1,308
Agency mortgage-backed securities	—	522	—	522
Residential mortgage-backed securities	—	34	13	47
Commercial mortgage-backed securities	—	862	—	862
Japanese corporate bonds and other debt securities	—	2,008	101	2,109
Foreign corporate bonds and other debt securities	—	916	90	1,006
Equity securities:
Equity securities with readily determinable fair values	3,052	161	—	3,213
Equity securities measured at net asset value (3)				271
Other investments	—	—	63	63

Total assets measured at fair value on a recurring basis	25,414	30,162	464	56,422

Liabilities:
Trading securities sold, not yet purchased	2,954	3,513	—	6,467
Derivative financial instruments:
Interest rate contracts	244	8,271	2	8,517
Foreign exchange contracts	—	4,005	8	4,013
Equity-related contracts	46	91	60	197
Credit-related contracts	—	124	2	126
Other contracts	10	15	18	43
Long-term debt (4)	—	1,844	836	2,680

Total liabilities measured at fair value on a recurring basis	3,254	17,863	926	22,043

September 30, 2023	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	2,133	5	—	2,138
Japanese local government bonds	—	111	—	111
U.S. Treasury bonds and federal agency securities	3,847	1,217	—	5,064
Other foreign government bonds	651	1,001	—	1,653
Agency mortgage-backed securities	—	5,746	—	5,746
Certificates of deposit and commercial paper	—	783	—	783
Corporate bonds and other (2)	—	2,889	122	3,011
Equity securities	2,466	358	22	2,847
Trading securities measured at net asset value (3)				119
Derivative financial instruments:
Interest rate contracts	30	11,728	86	11,844
Foreign exchange contracts	—	7,027	6	7,032
Equity-related contracts	75	228	13	315
Credit-related contracts	—	167	1	168
Other contracts	34	10	19	63
Available-for-sale securities:
Japanese government bonds	19,142	751	—	19,893
Japanese local government bonds	—	566	—	566
U.S. Treasury bonds and federal agency securities	157	—	—	157
Other foreign government bonds	361	1,131	—	1,492
Agency mortgage-backed securities	—	513	—	513
Residential mortgage-backed securities	—	32	9	41
Commercial mortgage-backed securities	—	832	3	835
Japanese corporate bonds and other debt securities	—	1,821	165	1,986
Foreign corporate bonds and other debt securities	—	868	103	971
Equity securities:
Equity securities with readily determinable fair values	3,723	279	—	4,002
Equity securities measured at net asset value (3)				327
Other investments	—	—	79	80

Total assets measured at fair value on a recurring basis	32,619	38,066	627	71,757

Liabilities:
Trading securities sold, not yet purchased	3,516	3,497	—	7,013
Derivative financial instruments:
Interest rate contracts	24	12,018	4	12,045
Foreign exchange contracts	—	6,973	10	6,982
Equity-related contracts	50	150	46	246
Credit-related contracts	—	93	2	96
Other contracts	23	22	19	64
Other short-term borrowings (4)	—	133	—	133
Long-term debt (4)	—	2,230	769	2,998

Total liabilities measured at fair value on a recurring basis	3,614	25,115	848	29,577

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value
amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2023 and September 30, 2023 were ¥52 billion and ¥65 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2022 and 2023:

Six months ended September 30, 2022	April 1, 2022	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2022	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	8	—	(2)	—		—	—	—	—	—	(1)	7	—
Corporate bonds and other	71	6	(2)	—		8	(1)	65	(29)	—	(49)	71	1
Equity securities	28	1	(2)	—		—	—	—	—	—	(3)	26	(1)
Derivative financial instruments, net (1) :
Interest rate contracts	22	24	(2)	—		—	—	—	—	—	4	50	(27)
Foreign exchange contracts	32	7	(2)	—		—	—	—	—	—	—	39	4
Equity-related contracts	(14)	(12	) (2)	—		—	—	—	—	—	4	(22)	(129)
Credit-related contracts	1	(2	) (2)	—		—	—	—	—	—	(1)	(2)	(6)
Other contracts	—	—	(2)	—		—	—	—	—	—	—	—	—
Available-for-sale securities:
Residential mortgage-backed securities	18	—	(3)	—	(4)	—	—	—	—	—	(3)	15	—
Commercial mortgage-backed securities	—	—	(3)	—	(4)	—	—	—	—	—	—	—	—
Japanese corporate bonds and other debt securities	315	—	(3)	—	(4)	—	—	3	—	—	(188)	130	5
Foreign corporate bonds and other debt securities	117	—	(3)	1	(4)	—	(9)	54	—	—	(2)	161	—
Other investments	56	3	(3)	—		—	—	36	—	—	(31)	64	—
Liabilities:
Long-term debt	794	96	(5)	6	(4)	1	—	—	—	201	(88)	806	109

Six months ended September 30, 2023	April 1, 2023	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2023	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	—	—	(2)	—		—	—	—	—	—	—	—	—
Corporate bonds and other	47	3	(2)	—		—	(4)	140	(43)	—	(22)	122	1
Equity securities	21	1	(2)	—		—	—	1	(1)	—	(1)	22	—
Derivative financial instruments, net (1) :
Interest rate contracts	51	31	(2)	—		—	—	—	—	—	—	82	37
Foreign exchange contracts	14	(1	) (2)	—		—	—	—	—	—	(17)	(4)	(7)
Equity-related contracts	(27)	(22	) (2)	—		—	—	—	—	—	16	(33)	18
Credit-related contracts	(1)	—	(2)	—		—	—	—	—	—	—	(2)	—
Other contracts	2	(2	) (2)	—		—	—	—	—	—	—	—	(1)
Available-for-sale securities:
Residential mortgage-backed securities	13	—	(3)	—	(4)	—	—	—	(2)	—	(2)	9	—
Commercial mortgage-backed securities	—	—	(3)	—	(4)	—	—	3	—	—	—	3	—
Japanese corporate bonds and other debt securities	101	—	(3)	10	(4)	—	—	100	—	—	(46)	165	12
Foreign corporate bonds and other debt securities	90	—	(3)	7	(4)	—	(2)	9	—	—	(2)	103	(1)
Other investments	63	1	(3)	—		—	—	46	—	—	(30)	79	—
Liabilities:
Long-term debt	836	(26	) (5)	(14	) (4)	1	(2)	—	—	165	(271)	769	(3)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2022 and 2023. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to
Available-for-sale
securities and Long-term debt, which were ¥5 billion and ¥6 billion, respectively, at September 30, 2022, and ¥12 billion and ¥(14) billion, respectively, at
September
30, 2023.

Transfers between levels
During the six months ended September 30, 2022, the transfers into Level 3 included ¥8 billion of Trading securities and ¥1 billion of Long-term debt. Transfers into Level 3 for Trading securities were primarily due to decreased liquidity for certain foreign bonds. Transfers into Level 3 for Long-term debt were primarily due to changes in the observability of the default rate when valuing certain structured notes. During the six months ended September 30, 2022, the transfers out of Level 3 included ¥1 billion of Trading securities and ¥9 billion of
Available-for-sale
securities. Transfers out of Level 3 for Trading securities were primarily due to increased price transparency for certain foreign bonds.

Transfers out of Level 3 for Available-for-sale securities were primarily due to increased liquidity for certain Foreign corporate bonds and other debt securities
.

During the six months
e
nded September 30, 2023, the transfers into L
eve
l 3 included
¥
1
billion of Long-term debt. Transfers into Level 3 for Long-term debt were primarily due to changes in the observability of the default rate when valuing certain structured loans. During the six months ended September 30, 2023, the transfers out of Level 3 included
¥
4
billion of Trading securities,
¥2
billion of Available-for-sale securities and

¥2
billion of Long-term debt. Transfers out of Level 3 for Trading securities were primarily due to increased price transparency for certain foreign bonds. Transfers out of Level 3 for Available-for-sale securities were primarily due to increased price transparency for certain Foreign corporate bonds and other debt securities. Transfers out of Level 3 for Long-term debt were primarily due to changes in the observability of the defau lt
rate when valuing certain structured notes.
Quantitative information about Level 3 fair value measurements
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2023 and September 30, 2023:

March 31, 2023

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	13	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	0.2% - 17.6% 0.0% - 2.2% 100.0% - 100.0% 30.0bps - 167.1bps	4.4% 0.2% 100.0% 47.0bps

Corporate bonds and other debt securities	238	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	21.7% - 21.7% 0.2% - 0.2% 40.5% - 40.5% 98.8bps - 209.9bps 3.5bps - 171.2bps	21.7% 0.2% 40.5% 116.2bps 20.1bps

Derivative financial instruments, net:
Interest rate contracts	51	Internal valuation model (3)	IR - IR correlation	23.2% - 100.0%	75.0%

Foreign exchange contracts	14	Internal valuation model (3)	FX - IR correlation FX - FX correlation	5.5% - 58.2% 39.0% - 64.7%	39.9% 51.9%

Equity-related contracts	(27)	Internal valuation model (3)	Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility	25.0% - 25.0% 0.0% - 60.0% 73.9% - 100.0% 10.3% - 95.4%	25.0% 33.7% 96.7% 44.1%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0.1% - 12.2%	2.1%

Other contracts	2	Internal valuation model (3)	Commodity volatility	20.0% - 54.5%	39.8%

Long-term debt	836	Internal valuation model (3)	IR - IR correlation FX - IR correlation FX - FX correlation Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility Default rate Credit correlation	23.2% - 100.0% 5.5% - 58.2% 39.0% - 64.7% 25.0% - 25.0% -16.3% - 93.3% 3.2% - 100.0% 5.9% - 180.8% 0.1% - 13.1% 47.6% - 100.0%	75.0% 39.9% 51.9% 25.0% 0.0% 90.8% 34.1% 2.3% 68.3%

September 30, 2023

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	9	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	0.0% - 17.4% 0.0% - 0.7% 100.0% - 100.0% 30.0bps - 167.1bps	4.1% 0.0% 100.0% 43.6bps

Commercial mortgage-backed securities	3	Discounted cash flow Price-based	Discount margin	159.8bps - 292.9bps	247.8bps

Corporate bonds and other debt securities	390	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	4.3% - 26.8% 0.1% - 0.4% 36.9% - 40.5% 34.6bps - 169.0bps 48.2bps - 111.5bps	21.6% 0.2% 39.7% 77.2bps 78.5bps

Derivative financial instruments, net:
Interest rate contracts	82	Internal valuation model (3)	IR - IR correlation	23.2% - 100.0%	75.0%

Foreign exchange contracts	(4)	Internal valuation model (3)	FX - IR correlation FX - FX correlation	28.8% - 72.5% 39.0% - 64.7%	39.9% 51.9%

Equity-related contracts	(33)	Internal valuation model (3)	Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility	25.0% - 25.0% 60.0% - 60.0% 73.7% - 100.0% 12.7% - 96.3%	25.0% 60.0% 96.7% 45.9%

Credit-related contracts	(2)	Internal valuation model (3)	Default rate	0.0% - 10.8%	1.8%

Other contracts	—	Internal valuation model (3)	Commodity volatility	16.0% - 43.7%	30.4%

Long-term debt	769	Internal valuation model (3)	IR - IR correlation FX - IR correlation FX - FX correlation Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility Default rate	23.2% - 100.0% 5.5% - 72.5% 39.0% - 64.7% 25.0% - 25.0% -16.3% - 93.3% 26.0% - 100.0% 5.4% - 56.4% 0.0% - 11.5%	75.0% 39.9% 51.9% 25.0% 0.0% 90.4% 30.2% 1.8%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
(5)	The range of inputs for equity securities is not disclosed, as there is a dispersion of values given the number of positions.
IR	= Interest rate
FX	= Foreign exchange
Uncertainty of fair value measurements relating to unobservable inputs and interrelationships among unobservable inputs
The following is a description of the uncertainty of the fair value measurements from the use of significant unobservable inputs and a description of interrelationships of the significant unobservable inputs used to measure the fair values of Level 3 assets and liabilities.
(1) Prepayment rate
The prepayment rate is the estimated rate at which voluntary unscheduled repayments of the principal of the underlying assets are expected to occur. The movement of the prepayment rate is generally negatively correlated with borrower delinquency. A change in prepayment rate would impact the valuation of the fair values of financial instruments either positively or negatively, depending on the structure of financial instruments.
(2) Default rate
The default rate is an estimate of the likelihood of not collecting contractual payments. An increase in the default rate would generally be accompanied by a decrease in the recovery rate and an increase in the discount margin. It would also generally impact the valuation of the fair values of financial instruments negatively.
(3) Recovery rate
The recovery rate is an estimate of the percentage of contractual payments that would be collected in the event of a default. An increase in recovery rate would generally be accompanied by a decrease in the default rate. It would also generally impact the valuation of the fair values of financial instruments positively.
(4) Discount margin
The discount margin is the portion of the interest rate over a benchmark market interest rate such as Tokyo Interbank Offered Rate (“TIBOR”) or swap rates. It primarily consists of a risk premium component which is the amount of compensation that market participants require due to the uncertainty inherent in the financial instruments’ cash flows resulting from credit risk. An increase in discount margin would generally impact the valuation of the fair values of financial instruments negatively.
(5) Correlation
Correlation is the likelihood of the movement of one input relative to another based on an established relationship. The change in correlation would impact the valuation of derivatives either positively or negatively, depending on the nature of the underlying assets.
(6) Volatility
Volatility is a measure of the expected change in variables over a fixed period of time. Some financial instruments benefit from an increase in volatility and others benefit from a decrease in volatility. Generally, for a long position in an option, an increase in volatility would result in an increase in the fair values of financial instruments.

Items measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for these items as of March 31, 2023 and September 30, 2023:

March 31, 2023	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	97	—	—	97	165
Loans held-for-sale	216	—	16	200	282
Equity securities (without readily determinable fair values)	4	—	4	—	5
Other investments	94	93	—	1	122
Premises and equipment-net	1	—	—	1	2

Total assets measured at fair value on a nonrecurring basis	412	93	20	299	576

September 30, 2023	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	99	—	—	99	166
Loans held-for-sale	136	—	4	132	161
Equity securities (without readily determinable fair values)	—	—	—	—	2
Other assets	1	—	—	1	1

Total assets measured at fair value on a nonrecurring basis	236	—	4	232	330

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.
Loans in the table above are classified as nonaccrual and are measured based upon the observable market price of the loan, which are classified as Level 2, or the fair value of the underlying collateral, which are classified as Level 3.
Loans
held-for-sale
in the table above are accounted for at the lower of cost or fair value at the end of the period. The items for which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of the fair values for items other than the aforementioned requires significant adjustment based upon management judgment and estimation, which results in such items being classified in Level 3 of the hierarchy. Loans held-for-sale
classified as Level 3 were measured at fair value based on market comparables. The significant unobservable inputs were price, whose ranges were from ¥0.0 to ¥99.6 and from ¥80.7 to ¥98.7 at March 31, 2023 and September 30, 2023, respectively. The weighted averages were ¥77.6 and ¥84.8 at March 31, 2023 and September 30, 2023, respectively.
Equity securities (without readily determinable fair values) in the table above consist of non-marketable
equity securities which are measured at fair value on a nonrecurring basis, using the measurement alternative for non-marketable
equity securities. These equity securities are on a nonrecurring basis either (1) written down to fair value as a result of impairment or (2) adjusted upward or downward to fair value as a result of transactions observed for the identical or similar securities of the same issuer. The fair values of the impaired non-marketable
equity securities are determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair values of non-marketable
equity securities, they are classified as Level 3.
The
fair values of
non-marketable
equity securities adjusted based on observed transaction prices are mainly classified as Level 2.
Other investments in the table above include certain equity method investments which have been impaired and written down to fair value. The fair values of the impaired marketable equity method investments are determined by their quoted market prices. As the securities are traded on an active exchange market, they are classified as Level 1. The fair values of the impaired non-marketable
equity method investments are determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair values of non-marketable
equity method investments, they are classified as Level 3. There were no other investments measured at fair value on a nonrecurring basis as of September 30, 2023.
Premises and equipment—net and Other assets in the table above have been impaired and written down to fair value. There were no other assets measured at fair value on a nonrecurring basis as of March 31, 2023 and no premises and equipment—net measured at fair value on a nonrecurring basis as of September 30, 2023.
Fair value option
The MHFG Group elected the fair value option for certain eligible financial instruments described below.
Foreign currency denominated debt securities
The MHFG Group elected the fair value option for foreign currency denominated debt securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between foreign currency denominated debt securities and financial liabilities. Following the election of the fair value option, these debt securities are reported as trading securities in Trading account assets.
Certain hybrid financial instruments
The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. Fair value option has only been elected for part of the portfolio as the Group would not achieve operational simplifications. In addition, the Group measures certain notes that contain embedded derivatives at fair value under the practicability exception. These notes continue to be reported in Other short-term borrowings and Long-term debt. The interest on these notes continues to be reported in Interest expense on other short-term borrowings and long-term debt based on the contractual rates. Only an immaterial amount included in Other short-term borrowings and Long-term debt in the statement of financial position is not eligible for fair value option. The differences between the aggregate fair value of these notes and the aggregate unpaid principal balance of such instruments were ¥161 billion and ¥146 billion at March 31, 2023 and September 30, 2023, respectively. The net unrealized gains (losses) resulting from changes in fair values of these notes recorded in Other noninterest income (expenses) were of ¥128 billion and ¥34 billion for the six months ended September 30, 2022 and 2023, respectively. Changes in fair value resulting from changes in instrument-specific credit risk were estimated by incorporating the Company’s current credit spreads observable in the bond market.
Fair value of financial instruments
ASC 825, “Financial Instruments” (“ASC 825”), requires the disclosure of the estimated fair value of financial instruments. The fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.
The following is a description of the valuation methodologies used for estimating the fair value of financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions
The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.
Investments
The fair value of
held-to-maturity
securities is determined primarily by using the same procedures and techniques described for trading securities and available-for-sale
securities aforementioned in this Note. The fair value of
non-marketable
equity securities is not readily determinable, nor practicable to estimate, due to the lack of available information. Their carrying amounts of ¥208 billion and ¥351 billion at March 31, 2023 and September 30, 2023, respectively, were not included in the disclosure.
Loans
Loans have been fair valued based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of collateral dependent nonaccrual loans is determined based on the fair value of the underlying collateral.
Other financial assets
The carrying value of other financial assets, which primarily consist of accounts receivable from brokers, dealers, and customers for securities transactions, accrued income and collateral provided for derivative transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates. The majority of other financial assets is classified as Level 2, and included in the table in Note 6 “Other assets and liabilities.”
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions
The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits
The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.
Due to trust accounts
The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.
Other short-term borrowings
The carrying value of the majority of other short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.
Long-term debt
Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.
Other financial liabilities
The carrying value of other financial liabilities, which primarily consist of accounts payable to brokers, dealers, and customers for securities transactions, accrued expenses and collateral accepted for derivative transactions, approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The majority of other financial liabilities is classified as Level 2, and included in the table in Note 6 “Other assets and liabilities.”
The fair value of certain
off-balance-sheet
financial instruments, such as commitments to extend credit and commercial letters of credit, was not considered material to the consolidated balance sheets at March 31, 2023 and September 30, 2023.

The following table shows the carrying amounts and fair values at March 31, 2023 and September 30, 2023, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	March 31, 2023
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	83,226	83,226	66,498	16,728	—
Investments	2,050	1,915	800	1,115	—
Loans, net of allowance (Note)	93,291	94,605	—	—	94,605
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	64,618	64,618	—	64,618	—
Interest-bearing deposits	128,756	128,718	—	128,718	—
Due to trust accounts	749	749	—	749	—
Other short-term borrowings	3,397	3,397	—	3,397	—
Long-term debt	12,246	11,719	—	10,315	1,404

	September 30, 2023
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	80,878	80,878	61,012	19,866	—
Investments	2,999	2,735	570	2,165	—
Loans, net of allowance (Note)	96,891	98,179	—	—	98,179
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	66,575	66,575	—	66,575	—
Interest-bearing deposits	135,226	135,190	—	135,190	—
Due to trust accounts	329	329	—	329	—
Other short-term borrowings	3,481	3,481	—	3,481	—
Long-term debt	12,840	12,199	—	10,653	1,545

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.